Business Acquisition and Goodwill (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 21, 2022 USD ($) $ / shares	Mar. 21, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)
Business Acquisition and Goodwill (Details) [Line Items]
Total cash consideration		$ 5,900,000	$ 8,000,000
Total purchase consideration		$ 5,900,000	$ 8,000,000
Cash payment				$ 3,100,000	$ 4,200,000
Shareholders of compass				2,800,000	$ 3,800,000
Exchange rate per share | (per share)	$ 1	$ 0.7401
Revenue and net profit				2,634,580
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interests		100.00%	100.00%
Revenue and net profit				$ 111,175